Derivative Financial Instruments and Hedging (Tables)	12 Months Ended
Mar. 31, 2014
Effect of Derivative Instruments on Consolidated Statements of Income, Pre-tax

The effect of derivative instruments on the consolidated statements of income, pre-tax, for fiscal 2012 is as follows.

(1) Cash flow hedges

	Gains (losses) recognized in other comprehensive income on derivative (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Interest rate swap agreements	¥(489)	Interest on loans and investment securities/Interest expense	¥44	—	¥0
Foreign exchange contracts	(526)	Foreign currency transaction loss	(696)	—	0
Foreign currency swap agreements	(409)	Interest on loans and investment securities/Interest expense/Foreign currency transaction loss	1,031	—	0

(2) Fair value hedges

	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥4,072	Interest on loans and investment securities/Interest expense	¥(4,337)	Interest on loans and investment securities/Interest expense
Foreign exchange contracts	972	Foreign currency transaction loss	(972)	Foreign currency transaction loss
Foreign currency swap agreements	227	Foreign currency transaction loss	(277)	Foreign currency transaction loss
Foreign currency long-term debt	69	Foreign currency transaction loss	(69)	Foreign currency transaction loss

(3) Hedges of net investment in foreign operations

	Gains (losses) recognized in other comprehensive income on derivative and others (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative and others (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Foreign exchange contracts	¥(1,198)	—	¥0	—	¥0
Borrowings and bonds in local currency	1,348	—	0	—	0

(4) Trading derivatives or derivatives not designated as hedging instruments

	Gains (losses) recognized in income on derivative
	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥23	Other operating revenues/expenses
Foreign currency swap agreements	24	Other operating revenues/expenses
Futures	(1,056)	Brokerage commissions and net gains on investment securities
Foreign exchange contracts	615	Brokerage commissions and net gains on investment securities
Credit derivatives held/written	(92)	Other operating revenues/expenses
Options held/written, Caps held and other	137	Other operating revenues/expenses

The effect of derivative instruments on the consolidated statements of income, pre-tax, for fiscal 2013 is as follows.

(1) Cash flow hedges

	Gains (losses) recognized in other comprehensive income on derivative (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Interest rate swap agreements	¥(249)	Interest on loans and investment securities/Interest expense	¥6	—	¥0
Foreign exchange contracts	(1,546)	Foreign currency transaction loss Interest on loans and investment	73	—	0
Foreign currency swap agreements	960	securities/Interest expense/Foreign currency transaction loss	(1,231)	Foreign currency transaction loss	(69)

(2) Fair value hedges

	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥76	Interest on loans and investment securities/Interest expense	¥(120)	Interest on loans and investment securities/Interest expense
Foreign exchange contracts	(8,828)	Foreign currency transaction loss	8,828	Foreign currency transaction loss
Foreign currency swap agreements	(2,352)	Foreign currency transaction loss	2,349	Foreign currency transaction loss
Foreign currency long-term-debt	172	Foreign currency transaction loss	(172)	Foreign currency transaction loss

(3) Hedges of net investment in foreign operations

	Gains (losses) recognized in other comprehensive income on derivative and others (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative and others (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Foreign exchange contracts	¥(11,524)	Gains on sales of subsidiaries and affiliates and liquidation losses, net	¥1,425	—	¥0
Borrowings and bonds in local currency	(19,637)	Gains on sales of subsidiaries and affiliates and liquidation losses, net	3,464	—	0

(4) Trading derivatives or derivatives not designated as hedging instruments

	Gains (losses) recognized in income on derivative
	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥8	Other operating revenues/expenses
Futures	(504)	Brokerage commissions and net gains on investment securities
Foreign exchange contracts	(236)	Brokerage commissions and net gains on investment securities
Credit derivatives held/written	344	Other operating revenues/expenses
Options held/written and other	992	Other operating revenues/expenses

The effect of derivative instruments on the consolidated statements of income, pre-tax, for fiscal 2014 is as follows.

(1) Cash flow hedges

	Gains (losses) recognized in other comprehensive income on derivative (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Interest rate swap agreements	¥945	Interest on loans and investment securities/Interest expense	¥39	—	¥0
Foreign exchange contracts	(948)	Foreign currency transaction loss	773	—	0
Foreign currency swap agreements	594	Interest on loans and investment securities/Interest expense/Foreign currency transaction loss	(2,025)	Foreign currency transaction loss	269

(2) Fair value hedges

	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location

Interest rate swap agreements	¥(2,296)	Interest on loans and investment securities/Interest expense	¥2,276	Interest on loans and investment securities/Interest expense

Foreign exchange contracts	(3,574)	Foreign currency transaction loss	3,574	Foreign currency transaction loss

Foreign currency swap agreements	(2,896)	Foreign currency transaction loss	2,896	Foreign currency transaction loss

Foreign currency long-term-debt	(1,609)	Foreign currency transaction loss	1,609	Foreign currency transaction loss

(3) Hedges of net investment in foreign operations

	Gains (losses) recognized in other comprehensive income on derivative and others (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative and others (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Foreign exchange contracts	¥(23,638)	Gains on sales of subsidiaries and affiliates and liquidation losses, net	¥(171)	—	¥0
Borrowings and bonds in local currency	(16,469)	—	0	—	0

(4) Trading derivatives or derivatives not designated as hedging instruments

	Gains (losses) recognized in income on derivative
	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥5	Other operating revenues/expenses
Futures	(167)	Brokerage commissions and net gains on investment securities
Foreign exchange contracts	(406)	Brokerage commissions and net gains on investment securities
Credit derivatives held/written	(506)	Other operating revenues/expenses
Options written and other	(241)	Other operating revenues/expenses

Notional Amounts of Derivative Instruments and Fair Values of Derivative Instruments and Other Before Offsetting

Notional amounts of derivative instruments and other, fair values of derivative instruments and other before offsetting at March 31, 2013 and 2014 are as follows.

March 31, 2013

		Asset derivatives		Liability derivatives
	Notional amount	Fair value	Consolidated balance sheets location	Fair value	Consolidated balance sheets location
	Millions of yen	Millions of yen		Millions of yen
Derivatives designated as hedging instruments and other:
Interest rate swap agreements	¥264,434	¥4,654	Other receivables	¥1,451	Trade notes, accounts payable and other liabilities
Futures, Foreign exchange contracts	191,980	838	Other receivables	4,624	Trade notes, accounts payable and other liabilities
Foreign currency swap agreements	83,000	2,890	Other receivables	8,263	Trade notes, accounts payable and other liabilities
Foreign currency long-term-debt	161,379	0	—	0	—
Trading derivatives or derivatives not designated as hedging instruments:
Interest rate swap agreements	¥1,294	¥0	—	¥8	Trade notes, accounts payable and other liabilities
Options held/written and other	217,999	5,654	Other receivables	3,530	Trade notes, accounts payable and other liabilities
Futures, Foreign exchange contracts	41,363	192	Other receivables	61	Trade notes, accounts payable and other liabilities
Credit derivatives held/written	20,161	370	Other receivables	100	Trade notes, accounts payable and other liabilities

March 31, 2014

		Asset derivatives		Liability derivatives
	Notional amount	Fair value	Consolidated balance sheets location	Fair value	Consolidated balance sheets location
	Millions of yen	Millions of yen		Millions of yen
Derivatives designated as hedging instruments and other:
Interest rate swap agreements	¥206,605	¥2,528	Other receivables	¥634	Trade notes, accounts payable and other liabilities
Futures, Foreign exchange contracts	370,243	1,018	Other receivables	4,708	Trade notes, accounts payable and other liabilities
Foreign currency swap agreements	93,276	3,534	Other receivables	7,176	Trade notes, accounts payable and other liabilities
Foreign currency long- term-debt	261,483	0	—	0	—
Trading derivatives or derivatives not designated as hedging instruments:
Options written and other	¥173,637	¥5,486	Other receivables	¥3,605	Trade notes, accounts payable and other liabilities
Futures, Foreign exchange contracts	65,094	56	Other receivables	472	Trade notes, accounts payable and other liabilities
Credit derivatives held/written	13,715	29	Other receivables	265	Trade notes, accounts payable and other liabilities

Disclosure of Credit Derivatives

The Company and its subsidiaries have contracted credit derivatives for the purpose of trading. Details of credit derivatives written as of March 31, 2013 and 2014 are as follows.

March 31, 2013

Types of derivatives	The events or circumstances that would require the seller to perform under the credit derivative	Maximum potential amount of future payment under the credit derivative	Approximate remaining term of the credit derivative	Fair value of the credit derivative
		Millions of yen		Millions of yen
Credit default swap	In case of credit event (bankruptcy, failure to pay, restructuring) occurring in underlying reference company*	¥832	Less than five years	¥(29)

*	Underlying reference company’s credit ratings are Caa1 or better rated by rating agencies as of March 31, 2013.

March 31, 2014

Types of derivatives	The events or circumstances that would require the seller to perform under the credit derivative	Maximum potential amount of future payment under the credit derivative	Approximate remaining term of the credit derivative	Fair value of the credit derivative
		Millions of yen		Millions of yen
Credit default swap	In case of credit event (bankruptcy, failure to pay, restructuring) occurring in underlying reference company*	¥425	Less than four years	¥29

*	Underlying reference company’s credit ratings are Baa1 or better rated by rating agencies as of March 31, 2014.